Shareholder Fees {- Fidelity SAI Municipal Bond Index Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity SAI Municipal Bond Index Fund PRO-04 | Fidelity SAI Municipal Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none